Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Gross premiums written	$ 839.8	$ 797.5	$ 3,977.0	$ 3,739.4
Net premiums written	592.3	504.2	2,541.8	2,229.5
Net premiums earned	783.7	599.8	1,933.3	1,740.8
Losses and loss adjustment expenses	(351.9)	(180.7)	(868.3)	(906.6)
Policy acquisition expenses	(335.3)	(266.4)	(831.0)	(752.3)
General and administrative expenses	(29.5)	(27.2)	(88.0)	(71.5)
Underwriting income	67.0	125.5	146.0	10.4
Net investment income	44.6	45.9	132.3	140.0
Net realized and unrealized investment gains/(losses)	(27.4)	6.2	(4.1)	18.8
Corporate and other expenses	(0.3)		(3.0)	(1.2)
Net foreign exchange gains (losses)	2.0	(1.7)	(2.0)	(2.2)
Financing costs	(12.5)	(15.1)	(39.8)	(33.1)
Income before income taxes	73.4	160.8	229.4	132.7
Income tax expense	(11.7)	(30.3)	(15.3)	(25.0)
Net income	61.7	130.5	214.1	107.7
Losses and loss adjustment expenses incurred - current year	(347.2)	(196.7)	(899.4)	(874.2)
Losses and loss adjustment expenses incurred - prior accident years	(4.7)	16.0	31.1	(32.4)
Losses and loss adjustment expenses incurred - total	$ (351.9)	$ (180.7)	$ (868.3)	$ (906.6)
Underwriting Ratios
Loss ratio - current year	44.30%	32.80%	46.50%	50.20%
Loss ratio - prior accident years	0.60%	(2.70%)	(1.60%)	1.90%
Loss ratio - total	44.90%	30.10%	44.90%	52.10%
Policy acquisition expense ratio	30.40%	29.90%	29.80%	29.70%
Underwriting ratio	75.30%	60.00%	74.70%	81.80%
The Fidelis Partnership commissions ratio	12.40%	14.50%	13.10%	13.60%
General and administrative expense ratio	3.80%	4.50%	4.60%	4.10%
Combined ratio	91.50%	79.00%	92.40%	99.50%
Insurance
Segment Reporting [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ (10.3)	$ (103.2)
Reinsurance
Segment Reporting [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			41.4	70.8
Operating Segments | Insurance
Segment Reporting [Line Items]
Gross premiums written	$ 686.1	$ 605.8	3,035.7	2,775.1
Net premiums written	520.5	388.5	2,068.0	1,743.6
Net premiums earned	634.0	456.5	1,663.6	1,427.3
Losses and loss adjustment expenses	(341.6)	(177.0)	(870.6)	(750.2)
Policy acquisition expenses	(193.8)	(137.2)	(496.9)	(434.3)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	98.6	142.3	296.1	242.8
Losses and loss adjustment expenses incurred - current year	(325.8)	(179.7)	(860.3)	(647.0)
Losses and loss adjustment expenses incurred - prior accident years	(15.8)	2.7	(10.3)	(103.2)
Losses and loss adjustment expenses incurred - total	$ (341.6)	$ (177.0)	$ (870.6)	$ (750.2)
Underwriting Ratios
Loss ratio - current year	51.40%	39.40%	51.70%	45.40%
Loss ratio - prior accident years	2.50%	(0.60%)	0.60%	7.20%
Loss ratio - total	53.90%	38.80%	52.30%	52.60%
Policy acquisition expense ratio	30.60%	30.10%	29.90%	30.40%
Underwriting ratio	84.50%	68.90%	82.20%	83.00%
Operating Segments | Reinsurance
Segment Reporting [Line Items]
Gross premiums written	$ 153.7	$ 191.7	$ 941.3	$ 964.3
Net premiums written	71.8	115.7	473.8	485.9
Net premiums earned	149.7	143.3	269.7	313.5
Losses and loss adjustment expenses	(10.3)	(3.7)	2.3	(156.4)
Policy acquisition expenses	(44.7)	(42.1)	(80.0)	(81.9)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	94.7	97.5	192.0	75.2
Losses and loss adjustment expenses incurred - current year	(21.4)	(17.0)	(39.1)	(227.2)
Losses and loss adjustment expenses incurred - prior accident years	11.1	13.3	41.4	70.8
Losses and loss adjustment expenses incurred - total	$ (10.3)	$ (3.7)	$ 2.3	$ (156.4)
Underwriting Ratios
Loss ratio - current year	14.30%	11.90%	14.50%	72.50%
Loss ratio - prior accident years	(7.40%)	(9.30%)	(15.40%)	(22.60%)
Loss ratio - total	6.90%	2.60%	(0.90%)	49.90%
Policy acquisition expense ratio	29.90%	29.40%	29.70%	26.10%
Underwriting ratio	36.80%	32.00%	28.80%	76.00%
Other
Segment Reporting [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(96.8)	(87.1)	(254.1)	(236.1)
General and administrative expenses	(29.5)	(27.2)	(88.0)	(71.5)
Losses and loss adjustment expenses incurred - total	$ 0.0	$ 0.0	$ 0.0	$ 0.0